Net fee and commission income	12 Months Ended
Dec. 31, 2025
Net fee And Commission Income [Line Items]
Disclosure Of Fee And Commission Income Expense Explanatory
Note 4
Net fee and commission income
Net fee and commission income
For the year ended
USD m 31.12.25 31.12.24 31.12.23
Underwriting fees 957 786 568
M&A and corporate finance fees 1,105 1,049 840
Brokerage fees 5,426 4,586 3,542
Portfolio management, investment fund and related services fees
1
19,560 18,090 15,510
Other 3,533 4,217 3,306
Total fee and commission income
2
30,581 28,730 23,766
of which: recurring 19,562 18,208 15,911
of which: transaction-based 10,823 10,371 7,761
of which: performance-based 195 150 94
Fee and commission expense
3
2,669 2,592 2,195
Net fee and commission income 27,912 26,138 21,570
of which: recurring net fee and commission income 18,015 16,690 14,670 of which: Global Wealth Management 13,671 12,625 10,988
of which: Personal & Corporate Banking 1,669 1,541 1,240
of which: Asset Management 2,800 2,710 2,452
of which: transaction-based net fee and commission income 9,702 9,299 6,807 of which: Global Wealth Management 3,399 2,841 2,219
of which: Personal & Corporate Banking 1,303 1,182 1,060
of which: Asset Management 79 77 60
of which: performance-based net fee and commission income 195 149 94 of which: Asset Management 195 149 94
1 Fees for portfolio management and related services and investment fund fees are presented on a combined basis. Comparative-period information has been aligned with the information presented for the year ended
31 December 2025. This category includes fees earned on portfolio management mandates with clients and management and performance fees earned on UBS-managed funds and third-party-managed funds.
2 For
the year ended 31
December 2025 reflects third-party
fee and commission income
of USD
17,920
m for Global Wealth
Management, USD
3,175
m for Personal & Corporate
Banking, USD
4,089 m for Asset Management,
USD 5,248
m for the
Investment Bank, USD
88
m for Non-core
and Legacy,
and USD
62
m for Group
Items (for the
year ended 31 December
2024: USD
16,341
m for Global
Wealth Management, USD
2,996 m for
Personal & Corporate Banking, USD 3,737 m for Asset Management, USD 5,235 m for the Investment Bank, USD 428 m for Non-core and Legacy, and negative USD 7
m for Group Items; for the year
ended 31 December
2023: USD 13,950 m for Global Wealth Management, USD 2,417 m for Personal & Corporate Banking, USD 3,376 m for Asset Management, USD 3,979 m for the Investment Bank, USD 128 m for Non-core and Legacy, and negative USD 85
m for Group Items).
3 Includes brokerage expense for the year ended 31 December 2025 of
USD
332 m (for year ended 31 December 2024: USD 362 m; for the year ended 31 December 2023:
USD 327 m).